Submission	Oct. 08, 2025
Submission [Line Items]
Central Index Key	0001283699
Registrant Name	T-Mobile US, Inc.
Registration File Number	333-271553
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A